INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Schedule of Investments in Joint Ventures and Associates
The Group’s share of results of, and investments in, equity accounted joint ventures and associates comprises:

	Joint ventures			Associates			Total
	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m
Share of income statement amounts:
Income	108	90	72	7	4	4	115	94	76
Expenses	(85)	(80)	(78)	(20)	(11)	(11)	(105)	(91)	(89)
Impairment	–	–	–	–	–	–	–	–	–
Profit (loss) before tax	23	10	(6)	(13)	(7)	(7)	10	3	(13)
Tax	–	(1)	–	–	–	–	–	(1)	–
Share of post-tax results	23	9	(6)	(13)	(7)	(7)	10	2	(13)
Share of other comprehensive income	–	–	–	–	–	–	–	–	–
Share of total comprehensive income	23	9	(6)	(13)	(7)	(7)	10	2	(13)

Share of balance sheet amounts:
Current assets	324	421		58	23		382	444
Non-current assets	227	169		3	12		230	181
Current liabilities	(97)	(142)		(11)	(5)		(108)	(147)
Non-current liabilities	(119)	(126)		–	–		(119)	(126)
Share of net assets at 31 December	335	322		50	30		385	352

Movement in investments over the year:
At 1 January	322	279		30	17		352	296
Exchange and other adjustments	(17)	–		(6)	–		(23)	–
Additional investments	56	34		39	20		95	54
Repayment of capital	(36)	–		–	–		(36)	–
Share of post-tax results	23	9		(13)	(7)		10	2
Dividends paid	(13)	–		–	–		(13)	–
Share of net assets at 31 December	335	322		50	30		385	352